Restricted Stock Units (Tables)	3 Months Ended
Mar. 31, 2023
Restricted Stock Units
Schedule of Restricted Stock Units
	Number of restricted stock units	Weighted average fair value per award
Balance, December 31, 2021	–	$–
Granted	4,425,062	0.16
Vested	(4,425,062)	0.16
Balance, December 31, 2022	–	–
Granted	552,000	0.40
Vested	(138,000)	0.40
Balance, March 31, 2023	414,000	0.40